Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF

January 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 3.3%

British Pound Fund — 0.9%
Invesco CurrencyShares British Pound Sterling Trust*	1,099	$145,409
Euro Fund — 2.4%
Invesco CurrencyShares Euro Currency Trust*(a)	3,481	396,381
Total Exchange Traded Vehicles
(Cost $524,827)		541,790

Investment Companies — 96.6%

Bank Loan Funds — 18.1%
Invesco Senior Loan ETF(a)	90,659	2,014,443
SPDR Blackstone / GSO Senior Loan ETF	20,451	938,701

Total Bank Loan Funds		2,953,144

Convertible Bond Fund — 1.6%
SPDR Bloomberg Barclays Convertible Securities ETF	3,099	262,144

Emerging Equity Funds — 7.3%
iShares Core MSCI Emerging Markets ETF	9,214	588,130
Vanguard FTSE Emerging Markets ETF	11,878	613,855

Total Emerging Equity Funds		1,201,985

Floating Rate - Investment Grade Funds — 3.1%
iShares Floating Rate Bond ETF(a)	6,917	351,660
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	5,005	153,454

Total Floating Rate - Investment Grade Funds		505,114

International Small Cap Equity Funds — 5.9%
Schwab International Small-Cap Equity ETF(a)	8,783	328,484
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	5,200	629,512

Total International Small Cap Equity Funds		957,996

Investment Grade Corporate Bond Funds — 9.7%
iShares Broad USD Investment Grade Corporate Bond ETF	1,484	90,836
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,181	838,143
Vanguard Intermediate-Term Corporate Bond ETF	6,772	652,076

Total Investment Grade Corporate Bond Funds		1,581,055

Mortgage Backed Securities Funds — 2.3%
iShares MBS ETF	2,273	250,689
Vanguard Mortgage-Backed Securities ETF	2,395	129,594

Total Mortgage Backed Securities Funds		380,283

Municipal Bond Fund — 2.4%
VanEck Vectors High Yield Muni ETF(a)	6,165	387,162

U.S. Large Cap Growth Funds — 2.6%
iShares Core S&P U.S. Growth ETF(a)	472	41,706
Schwab U.S. Large-Cap Growth ETF	418	53,291
SPDR Portfolio S&P 500 Growth ETF(a)	695	38,253
Vanguard Growth ETF	1,076	269,828
Vanguard Russell 1000 Growth ETF(a)	88	21,659

Total U.S. Large Cap Growth Funds		424,737

U.S. Medium Term Treasury Bond Funds — 6.6%
iShares 3-7 Year Treasury Bond ETF	4,191	555,769
Schwab Intermediate-Term U.S. Treasury ETF	3,394	196,750
Vanguard Intermediate-Term Treasury ETF	4,845	334,838

Total U.S. Medium Term Treasury Bond Funds		1,087,357

U.S. Small Cap Value Funds — 1.1%
iShares Russell 2000 Value ETF	440	60,896
iShares S&P Small-Cap 600 Value ETF(a)	386	33,347
Vanguard Small-Cap Value ETF	618	89,678

Total U.S. Small Cap Value Funds		183,921

U.S. Ultra Short Term Bond Funds — 35.9%
Goldman Sachs Access Treasury 0-1 Year ETF	12,046	1,206,045
Invesco Treasury Collateral ETF	4,575	483,440
IQ Ultra Short Duration ETF†	71,907	3,571,621
iShares Short Treasury Bond ETF(a)	5,413	598,245
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	121	11,074

Total U.S. Ultra Short Term Bond Funds		5,870,425

Total Investment Companies
(Cost $15,365,834)		15,795,323

Short-Term Investments — 18.5%

Money Market Funds — 18.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	2,995,759	2,995,759
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	24,312	24,312
Total Short-Term Investments
(Cost $3,020,071)		3,020,071
Total Investments — 118.4%
(Cost $18,910,732)		19,357,184
Other Assets and Liabilities, Net — (18.4)%		(2,998,454)
Net Assets — 100.0%		$16,358,730

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,731,281; total market value of collateral held by the Fund was $4,848,183. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,852,424.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Swap contracts outstanding at January 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$119,844	$–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	1-Day FEDEF - 0.88%	5/04/2021	Monthly	(52,509)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	14,422	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	39,399	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF - 3.03%	5/04/2021	Monthly	(192,991)	–
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 2.08%	5/04/2021	Monthly	(36,266)	–
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(35,545)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1-Day FEDEF - 1.68%	5/04/2021	Monthly	(36,992)	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	200,113	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	48,080	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	353,402	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(12,205)	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	55,166	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	8,998	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	58,404	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF - 2.18%	5/04/2021	Monthly	(13,104)	–
iShares Core MSCI Pacific ETF	Morgan Stanley	1-Day FEDEF - 7.53%	5/04/2021	Monthly	(37,534)	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,153	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 2.33%	5/04/2021	Monthly	(16,311)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	34,927	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	83,258	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.63%	5/04/2021	Monthly	(76,881)	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	24,926	–
iShares MSCI USA Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(149,624)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 1.28%	5/04/2021	Monthly	(98,675)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.48%	5/04/2021	Monthly	(75,098)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,090	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 3.18%	5/04/2021	Monthly	(33,958)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,283	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	59,460	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(137,205)	–

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$19,536	$–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	32,650	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	5,355	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 1.68%	5/04/2021	Monthly	(17,328)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	93,269	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,098	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	26,054	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(37,290)	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	15,238	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(7,608)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,798	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(16,253)	–
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(71,487)	–
VanEck Vectors High Yield Muni ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	38,434	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	62,588	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	60,982	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	5/04/2021	Monthly	(48,118)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	1-Day FEDEF - 2.98%	5/04/2021	Monthly	(153,289)	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	26,832	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	64,803	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	33,242	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	12,878	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,215	–
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF - 5.08%	5/04/2021	Monthly	(7,246)	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 1.13%	5/04/2021	Monthly	(89,701)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	8,852	–
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(132,654)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(22,255)	–
						$–

At January 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2021 (unaudited)

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e) Reflects the value at reset date of January 31, 2021.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$541,790	$–	$–	$541,790
Investment Companies	15,795,323	–	–	15,795,323
Short-Term Investments:
Money Market Funds	3,020,071	–	–	3,020,071
Total Investments in Securities	19,357,184	–	–	19,357,184
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$19,357,184	$–	$–	$19,357,184
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:

Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
IQ Ultra Short Duration ETF	35,819	1,771,249	2,461,870	(672,201)	12,895	(2,192)	19,822	13,197	71,907	3,571,621